DEBRA K. WEINER	WICKERSHAM & MURPHY A PROFESSIONAL CORPORATION ATTORNEYS AT LAW 430 CAMBRIDGE AVENUE, SUITE 100 PALO ALTO, CALIFORNIA 94306 TELEPHONE: (650) 323-6400 FAX: (650) 323-1108	E-Mail Address: debbie@wickersham.com

February 3, 2005

Office of Emerging Growth Companies
Division of Corporation Finance
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:	John Reynolds, Assistant Director

Re:	NuVim, Inc.
Registration Statement on Form SB-2
File No. 333-120938
Filed December 2, 2004

Ladies and Gentlemen:

           We are writing on behalf of our client, NuVim, Inc., a Delaware corporation (“NuVim” or the “Company”), in response to the letter of comments from the Staff of the Securities and Exchange Commission (the “Staff”) to the Company dated January 7, 2005. Transmitted herewith for filing via EDGAR is Amendment No. 1 (the “Amendment”) to NuVim’s registration statement on Form SB-2, File No. 333-120938, filed on December 2, 2004 (the “Registration Statement”).

          The text of each comment, and NuVim’s response thereto, are set forth below and numbered to correspond with the numbering in the Staff’s comment letter.

          In addition, the Amendment is being filed to reflect a change in the composition of the units proposed to be offered and an increase in the size of the offering from a proposed maximum offering amount of $9,000,000 to a proposed maximum amount of $13,000,000. The newly structured unit consists of two shares of common stock, two Class A warrants and two Class B warrants, at a proposed offering price in the range of $11 to $13. This is not a true change from the originally-indicated price range because the unit has simply been doubled in size, as has the proposed price. The Company has not yet printed the preliminary prospectus but intends to do so following the filing of this Amendment.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

           The Company’s responses to each of the Staff’s comments are as follows:

General

Comment No. 1:

          We note that, upon effectiveness of the registration statement, the company may be a majority-owned subsidiary of Spencer Trask. Item 10(a)(iv) of Regulation S-B requires the parent of a majority-owned small business registrant also meet the definition of a small business. Please explain to us, supplementally whether Spencer Trask complies, or will comply, with this requirement.

          Response:

           We believe that the following explanation will provide sufficient information for the Staff to understand why we do not believe that Spencer Trask needs to be a small business issuer:  In order for NuVim to be a majority-owned subsidiary of Spencer Trask, Spencer Trask would have to own a majority of NuVim’s outstanding shares. Spencer Trask currently only owns shares of Series A convertible preferred stock, which will automatically convert into 18,183 shares of common stock upon the closing of the offering. (We note as well your Comment No. 5 regarding the automatic conversion of the preferred stock and will explain that issue below.) Other than those shares, Spencer Trask currently has certain warrants, promissory notes and convertible subordinated notes, all of which will be cancelled concurrently with the closing, but it owns no other shares.

          In restructuring the Company in order to position it for this offering, the Company and Spencer Trask agreed to cancel all of the outstanding debt owed by NuVim to Spencer Trask-related entities (including the payment to be made on the Company’s behalf to Wachovia on the outstanding line of credit) and to cancel all outstanding warrants in exchange for a total of 461,700 shares of Common Stock. This transaction will take place concurrently with the closing of the offering. Therefore, at the effective date, Spencer Trask will still only own shares of Series A preferred stock convertible into 18,181 shares of common stock.

           The 461,700 shares to be issued to Spencer Trask in the restructuring will be owned by several Spencer Trask-related entities, as follows:

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Spencer Trask Specialty Group LLC:	235,182 shares
Spencer Trask Private Equity Fund I LP:	21,700 shares
Spencer Trask Private Equity Fund II LP:	10,619 shares
Kevin Kimberlin Partners, LP:	212,382 shares

          Even if all of the 479,883 shares of common stock that will be owned by entities affiliated with Spencer Trask were outstanding upon the effective date, Spencer Trask still would own less than 50% of the shares outstanding prior to the offering. Therefore, we believe that Spencer Trask would not be considered a parent of NuVim and therefore, would not be required to be a small business issuer in order for NuVim to be eligible to register securities on Form SB-2. Accordingly, we respectfully request that the Staff waive this comment.

Comment No. 2.

          Please revise to provide the applicable information required by Item 201 of Regulation S-B.

          Response:

           The Company thought that it had included all of the information required by Item 201 of Regulation S-B in its original filing. Upon a careful review of Item 201 and the filing, we did notice certain inadvertent omissions, such as the number of holders of record of each class of common equity, which we have added to Description of Securities on page 47. We have also expanded the information contained in Shares Eligible for Future Sale to more specifically delineate when and how many shares will be eligible for sale under Rule 144. Please see page 51.

Prospectus Summary, page 3

Comment No. 3.

          We note here and in your Business section that you only have three flavors and that you intend to introduce an additional three. It appears from your website that you currently have five flavors. Please reconcile. Also, please discuss if the addition of any new flavors are dependent on the proceeds of this offering.

          Response:

          NuVim developed five flavors of its refrigerated product but reduced its offerings to three flavors in 2002, when it had to make certain decisions regarding uses of limited

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

cash resources. Therefore, the website is incorrect. NuVim currently offers three flavors. The Company intends to substantially revise its website in the near future, both in terms of product content and to provide investor-related information such as SEC filings, board committee charters, press releases and other information that may be useful to investors and others interested in the Company. The description of the products will be corrected in connection with this effort.

Comment No. 4.

          We note your use of the terms “bridge loan” and “slotting fees” throughout the prospectus. Please define those terms in your business section.

          Response:

          The Company has complied with this comment by defining bridge loan on page 22 and slotting fees on page 17. We did, however, feel that these definitions were more appropriately placed in “Management’s Discussion and Analysis,” rather than in the Business section. If you disagree, we will try to find places to put these definitions in the Business section in the next amendment.

Comment No. 5.

          We noted from your disclosure that you have assumed automatic conversion of your convertible preferred stock in your pro forma presentation. Please demonstrate to us how you meet the automatic conversion requirements as stated in the Articles of Incorporation; more specifically, how you have determined the value of the firm commitment public offering to have gross proceeds of $10,000,000.

          Response:

           A majority of the holders of the Series A preferred stock and the holders of the Series C preferred stock have both approved an amendment to the respective Certificates of Designations of Preferences that modified the automatic conversion provision of each series of preferred stock. The Company has not yet filed the Certificates of Designations but will do so prior to the offering. At such time, the Series A and Series C preferred stock will both automatically convert upon the closing of any firmly underwritten public offering. The $10,000,000 minimum offering amount has been deleted. Accordingly, upon the closing of this offering, all of the Series A and Series C preferred stock will convert to common stock.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Risk Factors, page 7

Comment No. 6.

          We refer to the first paragraph of this section. Clarify that you discuss all “material risks.”

          Response:

          In response to the Staff’s comment, the Company has referred to all “material risks in the introductory paragraph of Risk Factors. Please see page 7.

Comment No. 7.

          Avoid the generic conclusion you reach in several of your risk factors that the risk could have a material adverse affect on your business or operations or would negatively impact your business. Instead, replace this language with specific disclosure of how your business and operations would be affected.

          Response:

          In response to the Staff’s comment, the Company has modified the conclusionary language in certain of its risk factors to order to clarify the specific nature of the described risks.

Comment No. 8.

          The subheading to risk factor 5 appears to address two distinct risks. Please consider revising the risk factor to discuss the two separate risks.

          Response:

          The Company has revised the subheading to limit its subject to the risk that it may need additional capital. The language of the risk factor itself discusses the possible need for additional capital if the Company’s projections do not prove to be accurate. Some of the specific reasons cited for that might be that they “may encounter future unforeseen costs,” but there could be other reasons, some of which are also discussed in the risk factor. The principal point is that the Company could, in the future, require additional capital for which it currently has no foreseeable sources. Accordingly, we believe that the revised subheading appropriately describes the subject of the single risk described and therefore, have not made this risk factor into two as requested. Please advise if you disagree with our handling of this comment. Please see page 8.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 9.

          Some of your risk factors are too broad and generic and should be revised to state the material risk that is specific to NuVim. As a general rule, a risk factor is probably too generic if it is readily transferable to other offering documents or describes circumstances or factual situations that are equally applicable to similarly situated businesses. For example, risk factors 8, 9, 11, 15, 17 and 26 should be revised, deleted or moved to another section of the prospectus as appropriate.

          Response:

          Upon further review of the Company’s risk factors, we agree that certain described risks were too generic. Accordingly, the Company has complied with the Staff’s comment by deleting the cited risk factors.

Comment No. 10:

          In risk factor 16, we note you have an insurance policy that provides $2 million worth of protection. Please clarify if this is per occurrence. Also, please discuss any material policy exclusions.

          Response:

          The Company has clarified that the $2.0 million policy limitations is in the aggregate, with $2.0 million of coverage per occurrence and has discussed the material exclusions, as requested by the Staff’s comment.

Comment No. 11:

          When referring to a “market” or “market price” of your shares, please qualify that currently, no market exists.

          Response:

          The Company has reviewed the various risk factors in which the concept of “market” or “market price” is discussed, and we note the Staff’s request that the statements be qualified to indicate that no market currently exists. While the Company has no objection to this concept in theory, when we attempted to intersperse that concept into specific risk factors, the no public market concept seemed out of place in some of those disclosures.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

           We did revise some of the risk factors in response to the Staff’s comment. Please see, for example, “Future sales or the potential for future sales . . ..” on page 11. However, we did not add the “no current public market” concept in every risk factor where the term “market” or “market price” was mentioned.

          For example, there is a risk factor entitled “While the public warrants are outstanding, it may be more difficult to raise additional equity capital” on page 11. This risk factor states that while the warrants are outstanding, the warrantholders will have the opportunity to profit from a rise in the market price of the Company’s common stock. To add the concept that currently there is no public market for the common stock seems to only confuse the disclosure rather than enhance it.

          We do have a separate risk factor that clearly states that no public market exists for any of the Company’s securities, so we respectfully question whether attempting to shoe-horn the concept into other risk factors which mention the concept of future market pricing, adds to the investors’ understanding of the risk discussed.

          Accordingly, we would like to ask the Staff to reconsider this comment. We will, of course, attempt to comply with it if you disagree with our conclusion, but we would appreciate your reconsideration.

Use of Proceeds, page 19

Comment No. 12:

          If any of the loans for which the offering proceeds will be applied to were incurred within the previous year, please revise to discuss the use of the proceeds from such loans.

          Response:

          Of the loans being repaid with proceeds from the offering, the bridge loan, the Paulson loan and $62,000 of loans from Mr. Kundrat were made within the last 12 months. The Paulson and Kundrat loans were exclusively for working capital purposes, while the bridge loan also repaid some outstanding indebtedness and covered certain expenses of this offering. The disclosure has been revised to describe these uses.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 13:

          Please break-down the near 45% of proceeds for “sales and marketing as much as feasible.

          Response:

           The primary need for capital in this company is for sales and marketing, which is why such a large percentage of the net proceeds initially were allocated to that category in Use of Proceeds. However, in accordance with the Staff’s request, the “sales and marketing” use of proceeds is now allocated among advertising, sampling and marketing and promotion, all of which are subsets of sales and marketing. Use of Proceeds has been further modified to take into account the increased net proceeds.

Comment No. 14:

          Any portion of the proceeds of the offering to be paid, directly or indirectly, to officers, directors, their affiliates or associates, should be indicated hereunder.

          Response:

          In response to the Staff’s comment, the Company has more specifically indicated in Use of Proceeds where payments from the net proceeds will go to specific officers, directors, their affiliates or associates.

Management’s Discussion and Analysis, page 23

Comment No. 15:

          Please include a separately captioned section to discuss any off-balance sheet arrangements that have or are reasonably likely to have a current or future effect on your financial condition, changes in financial condition, revenues or expenses, results of operations, liquidity, capital expenditures or capital resources that is material to investors. Please refer to the guidance of Item 303(c) of Regulation S-B.

          Response:

          The Company has revised the disclosure in accordance with the Staff’s comment.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 16:

          We noted your disclosure here and in the business section (pages 33 and 37) that you plan to introduce three new flavors and a line of shelf-stable (non-refrigerated) sports drinks in 2005. Please expand your discussion of the developments on these projects, and discuss what impact the expansion of your product offerings has had on your current operations, as well as management’s estimates of the impact on future operations.

          Response:

           The Company has revised the disclosure in accordance with the Staff’s comment.

Comment No. 17:

          Immediately following the table on page 25, please fully discuss the reasons and future prospects regarding the substantial decline in cases sold during the year ended December 31, 2003 and the nine months ended September 30, 2004.

          Response:

           The Company has revised the disclosure in accordance with the Staff’s comment.

Comment No. 18:

          The pro-forma statements indicated in the summary financial information should be fully discussed hereunder, including the basis for the numbers.

          Response:

           The Company has added a subsection to MD&A in which it discusses the pro forma information set forth in the summary financial information and the basis for those numbers. Please see page 23.

Comment No. 19:

          Defaults on outstanding indebtedness and accounts should be fully discussed hereunder.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

          Response:

          The Company has expanded its discussion of its defaults on outstanding indebtedness by more specifically discussing individual defaults rather than aggregating them as it did in the original filing. Please see page 21.

Comment No. 20:

          We noted in your disclosure that net sales have been significantly less than gross sales, largely as a result of start up costs with new accounts. Please tell us supplementally, and disclose, what start up costs represent and how your accounting treatment (as a reduction of revenue) complies with GAAP. Tell us why those costs would not be more appropriately classified as a cost of revenue. Please advise or revise.

          Response:

          The Company has classified startup costs such as slotting fees and promotional price reductions as a reduction of revenue in accordance with EITF 01-9, Accounting for Consideration Given by a Vendor to a Customer. The Company classifies payments for which an identifiable benefit is received, such as trade advertising, as an expense.

          The Company evaluates each transaction according to the guidance given by EITF 01-09 as follows:

          Cash consideration (including a sales incentive) given by a vendor to a customer is presumed to be a reduction of the selling prices of the vendor’s products or services and, therefore, should be characterized as a reduction of revenue when recognized in the vendor’s income statement. That presumption is overcome and the consideration should be characterized as a cost incurred if, and to the extent that, both of the following conditions are met:

                    a.          The vendor receives, or will receive, an identifiable benefit (goods or services) in exchange for the consideration. In order to meet this condition, the identified benefit must be sufficiently separable from the recipient’s purchase of the vendor’s products such that the vendor could have entered into an exchange transaction with a party other than a purchaser of its products or services in order to receive that benefit.

                    b.          The vendor can reasonably estimate the fair value of the benefit identified under condition (a). If the amount of consideration paid by the vendor exceeds the estimated fair value of the benefit received, that excess amount should be characterized as a reduction of revenue when recognized in the vendor’s income statement.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

          Please see page 18 to review the prospectus disclosure added in response to this comment.

Results of operations for the nine-months ended September 30, 2003 compared to the nine-months ended September 30, 2004

Comment No. 21:

          Please ensure to quantify separately the effect of each causal factor that you cite for material changes (i.e., the decrease in selling, general and administrative expenses was primarily attributable to decreased salaries and advertising costs, partially offset by increased expenses resulting from the restart of television advertising.) in your financial statement amounts, as required in Financial Reporting Codification Section 501.04.

          Response:

           The Company has revised the disclosure in accordance with the Staff’s comment. Please see, for example, page 19.

Comment No. 22:

           We note your statement that the decrease in gross sales was “attributable to the suspension of substantially all” advertising and promotional activities. We also note that the decrease in promotional expenditures was “attributable to the decrease in gross sales.” Please explain how they are both caused by the other.

          Response:

          The Company has clarified its discussion to indicate that promotional allowances are earned by the retailer for each case purchased, and therefore decrease with volume. Supplementally, please be advised that the reference to suspension of substantially all advertising and promotional activities was intended to broadly refer to all marketing activities such as advertising, coupons and sampling.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 23:

          We note in 2003 you provided discounts for early payments, slotting fees, and coupon reimbursements. Please revise to discuss which promotional allowances you decreased.

          Response:

          In response to the Staff’s comment, the discussion has been expanded to specify which promotional allowances decreased.

Comment No. 24:

          Please disclose which flavors you discontinued.

          Response:

          In response to the Staff’s comment, the discussion has been expanded to specify that the Company discontinued the flavors Tropical Symphony and Vanilla Peach in 2003.

Comment No. 25:

          In discussing your “selling, general and administrative expenses” in this subsection, please provide similar detail as was provided in your discussion of the same expenses for the year ended 2003 and 2002.

          Response:

          The discussion of “selling, general and administrative expenses” in this subsection has been expanded as  requested by the Staff’s comment.

Comment No. 26:

          Please elaborate on the “reformulation” of your product that resulted in a reduction in cost.

          Response:

          In response to the Staff’s comment, the cost of sales explanation has been expanded to discuss how reformulation of the Company’s product impacted cost of sales.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 27:

          The disclosure regarding “Gains on Forgiveness of Accounts Payable” states that this amount represents a settlement for advertising expenditures; however, Note 15 (F-26) states that this amount was used to settle past legal fees to a law firm. Please revise to correct this inconsistency.

          Response:

          In response to the Staff’s comment, the discussion has been corrected to be consistent with Note 15.

Liquidity and Capital Resources:

Comment No. 28:

          Please clarify if the entire $300,000 from the sale of the tax benefits is to be applied to accrued salaries. Please update this disclosure.

          Response:

          In December 2004, the Company received $258,000 from the sale of tax benefits. Management decided to retain these funds for general working capital needs of the Company and has updated the disclosure to reflect this event.

Comment No. 29:

          Please define “a group of related investors” and include the disclosure under the Related Party Transactions section.

          Response:

          The “group of related investors” are the Spencer Trask entities discussed in our response to Comment No. 1. The disclosure in Liquidity and Capital Resources has been modified to mention them specifically. Regarding the remainder of the Staff’s comment:  These transactions were previously discussed in Related Party Transactions although we did not consider it material to break down among the specific Spencer Trask entities how much had been loaned by which entity. However, in response to the Staff’s comment, we have expanded the Related Party Transaction disclosure to allocate loans among the various Spencer Trask entities.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 30:

          Please disclose the amount that is required for SMBI to assign the NuVim trademark to you. Disclose the amount of partial payment you have already made as of the most recent possible date.

          Response:

           The Company has revised the disclosure in accordance with the Staff’s comment to clarify that $100,000 of the $200,000 owed to SMBI for assignment of the NuVim trademark had been paid as of December 31, 2004. The balance will be paid out of the net proceeds of the offering.

Comment No. 31:

          Please revise your disclosure to include an analysis of the components of the statements of cash flows that explains the significant year-to-year changes in the line items (i.e., explanation of the significant changes in your inventory obsolescence, and the changes in your operating assets and liabilities, such as accounts receivable, accounts payable and accrued expenses, etc.).

          Response:

           The Company has revised the disclosure in accordance with the Staff’s comment.

Critical Accounting Policies

Comment No. 32:

          We note that your discussion of critical accounting policies is the same disclosure reported in the notes to the financial statements. Disclosures included in the Critical Accounting Estimates section of the MD&A should supplement, not duplicate, the description of accounting policies that are already disclosed in the notes to the financial statements. The disclosure should provide greater insight into the quality and variability of information regarding financial condition and operating performance. Please consider revising your critical accounting policies and consider the following factors in your discussion:

•	How the company arrived at the estimate,
•	How accurate the estimate/assumption has been in the past,

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

•	How much the estimate/assumption has changed in the past, and
•	How much the estimate/assumption is reasonably likely to change in the future.

          If consideration of these factors does not provide additional insight into the critical accounting estimate, please consider removing the disclosure from MD&A.

          Response:

          NuVim’s management has reconsidered the Critical Accounting Estimates disclosure in light of the Staff’s comment. The revised disclosure expands certain of the policies, and management has deleted certain other issues. Please see pages 23 and 24.

Comment No. 33:

          Disclose the nature and amounts of revenue dilution (e.g., from product returns, inventory credits, discounts for early payment, slotting fees, coupon reimbursements, promotional allowances, credits for product that is not sold by the expiration dates, and other allowances) in your sales discussions. Your critical accounting policy should explain how you assess returns of products, levels of inventory in the distribution channel, estimated shelf life and expected introductions of new products that may result in larger than expected returns of current products. Discuss to what extent you consider information from external sources (e.g., end-customer demand, third-party market research data) to assist you in such critical estimates. In addition, disclose and discuss any sales made to customers or wholesalers wherein such sales are as a result of incentives or in excess of the customer’s ordinary course of business inventory level.

          Response:

           In response to the Staff’s comment, the discussion of the “Placement and Promotional Allowances” critical accounting policy has been expanded to specify the nature and amounts of revenue dilution.

Business, page 33

Comment No. 34:

          We note your statements that beverages account for the “third highest spending category” in grocery stores and that there has been a “trend toward increased consumption of dietary supplements.” Please disclose the source of these statements or remove.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

          Response:

          The data on which the statement regarding grocery store spending was based comes from the Food Marketing Institute, basing its information on category sales figures published by Progressive Grocer. However, the 2003 data (the most current available) realigned certain of the categories, and in the current format, beverages is not a separate category. Dairy, where NuVim products are shelved in the grocery stores, is the third highest spending category. However, the Company has elected to delete the first sentence of Industry Background rather than to confuse the discussion by introduction of the dairy industry in a section primarily devoted to the functional beverage market and dietary supplements market.

          The Company has cited “New Nutrition Business,” a journal for healthy eating, functional foods and nutraceuticals, as the source for the statement regarding the trend toward increased consumption of dietary supplements.

Comment No. 35:

          On page 35, we note your statement that the body “requires these nutrients only in minute quantities,” yet cow’s milk only contains “minute quantities that they are unable to provide noticeable benefits. . . .” Please reconcile those statements.

          Response:

          The Company has revised the disclosure to clarify the confusion created by the two statements quoted in the Staff’s comment. Please see page 26.

Comment No. 36:

          We note your process of production creates an “immune stimulant” and a “natural anti-inflammatory factor.” Please revise to disclose the actual stimulant and factor that makes your product unique.

          Response:

          In response to the Staff’s comment, the description of micronutrients has been expanded to explain more clearly the concepts of “immune stimulant” and “anti-inflammatory factor.” Please see page 26.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 37:

          Please disclose the party that conducted the independent studies for which you base your statements of your products effects on a person’s health.

          Response:

          As stated in the prospectus, NuVim is based on over 35 years of clinical research and there are more than 20 independent human and animal studies that corroborate certain aspects of the claims regarding LactoMune, LactoActin and/or SMBI milk and one study of NuVim. Supplementally, we are providing the Staff with a list of the parties who conducted those studies. We respectfully request that the list not be required disclosure in the prospectus because it is lengthy and, we believe, would not enhance the reader’s understanding of the Company or its product.

          The relevant studies are as follows:

Zenk JL, Heimer TR, Kuskowski MA.  The Effects of Milk Protein Concentrate On The Symptoms Of Osteoarthritis In Adults: An Exploratory Randomized Double Blind Placebo-Controlled Trial.  Current Therapeutic Research 63:430-42; 2002

Colker CM, Swain M, Lynch L, Gingerich DA.  Effects of a Milk Based Bioactive Micronutrient Beverage on Pain Symptoms and Activity of Adults with Osteoarthritis: A Double Blind Placebo-Controlled Clinical Evaluation.  DA Nutrition 18:388-392; 2002

Golay A., Ferrara JM, Felber JP and Schneider H.  Cholesterol-Lowering Effect of Skim Milk from Immunized Cows in Hypercholesterolemic Patients.  American Journal of Clinical Nutrition 1990; 52:6, 1014-1019

Sharpe S, Gamble GD and Sharpe DN.  Cholesterol-Lowering and Blood Pressure Effects of Immune Milk.  American Journal of Clinical Nutrition 1994; 59:4, 929-934

Beck LR. Prevention and Treatment of Rheumatoid Arthritis. US Patent #4,732,757, March 22, 1988.

Beck LR, Zimmerman VA, Stolle Immune Milk, 1989 Stolle Milk Biologics International 29-48.

Beck LR, Stolle RJ.  Antihypertensive hyperimmune milk, production, composition, and use. US Patent #4,879,110, November 7, 1989

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Gingerich DA. Efficacy of immune milk bioactive factors in the collagen-induced arthritis model in mice (1997) Abstract 14, Japan Rheumatism Association, 8th Kanto Area Conference at Nippon Medical School, Tokyo, Japan

Ormrod DJ, Miller TE (1991): The anti-inflammatory activity of a low molecular weight component derived from the milk of hyperimmunized cows. Agents and Actions, 32:160-166;

Tai YS, Liu BT, Wang JT, Sun A, Kwan HW, Chiang CP. Oral administration of milk from cows immunized with human intestinal bacteria leads to significant improvements of symptoms and signs in patients with oral submucous fibrosis. J Oral Pathol Med. 2001;30:618-625.

Gingerich DA, McCune SA, Lee, YZ, Strobel JD, Farrell CJ, Ghosh S, Fuhrer JP.  Blood pressure lowering effects of milk fractions from hyperimmunized cows in spontaneously hypertensive heart failure rats.  KSEA Letters. 2001;30(2):45-47.

Ormrod DJ, Miller TE (1992) A low molecular weight component derived from the milk of hyperimmunised cows suppresses inflammation by inhibiting neutrophil emigration. Agents and Actions, 37: 70-79;

Ormrod DJ, Miller TE: (1993)  Milk from hyperimmunized dairy cows as a source of a novel biological response modifier. Agents and Actions, 38:146-149;

Stelwagen, K and Ormrod, DJ,(1998) An anti-inflammatory component derived from milk ofhyperimmunised cows reduces tight junction permeability in vitro. Inflamm res, 47:384-388;

Woodman R, Fuhrer P, Beck L, Kubes P: (1992.)Abstract, Milk lymphocyte anti-adhesion factor, and its role as an anti-microbial. Society For Leukocyte Biology, 29th National Meeting, Charleston, South Carolina, USA

Beck LR, Fuhrer JP (1993) Milk lymphocyte anti-adhesion factor and its role as an anti-microbial International. in Dairy Federation  Indigenous Antimicrobial Agents of milk recent developments, 4:62-72:  Uppsala; Sweden

Filler, S.J., Gregory, R.L., Michalek, S.M., Katz, J., and Mcghee, J.R.  (1991)     Effect of Immune Bovine Milk on Streptococcus-Mutans in Human Dental Plaque.  Archives of Oral Biology 36:1, 41-47.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Murosaki, S., Yoshikai, Y., Kubo, C., Ishida, A., Matsuzaki, G., Sato, T., Endo, K. and Nomoto, K.  (1991)  Influence of Intake of Skim Milk from Cows Immunized with Intestinal Bacterial Antigens on Onset of Renal Disease in (NZB X NZW)F1 Mice Fed Ad Libitum or Restricted in Energy Intake.  Journal of Nutrition 121:11, 1860-1868.

Ishida, A., Yoshikai, Y.,  Murosaki, S., Kubo, C., Hidaka, Y. and Nomoto, K.  (1992)  Consumption of Milk from Cows Immunized with Intestinal Bacteria Influences Age-Related Changes in Immune Competence in Mice.  Journal of Nutrition 122:9, 1875-1883.

Ishida, A., Yoshikai, Y., Murosaki, S., Hidaka, Y. and Nomoto, K.  (1992)  Administration of Milk from Cows Immunized with Intestinal Bacteria Protects Mice from Radiation- Induced Lethality.  Biotherapy 5:3, 215-225.

Michalek, S.M., Gregory, R.L., Harmon, C.C., Katz, J., Richardson, G.J., Hilton, T., Filler, S.J. and McGhee J.R  (1987)  Protection of Gnotobiotic Rats Against Dental Caries by Passive Immunization With Bovine Milk Antibodies to Streptococcus mutans.  Infection and Immunity 55:10, 2341-2347.

Owens, W.E., Nickerson, S.C. and Washburn, P.J.  (1992)  Effect of a Milk-Derived Factor on the Inflammatory Response to Staphylococcus aureus Intramammary Infection. Veterinary Immunology and Immunopathology 30:2-3, 233-246.

Comment No. 38:

          Please disclose that Dialog Group is related to a member of your management. Also, please discuss the advertising arrangement between you and Dialog.

          Response:

           The disclosure has been expanded to state that Mr. Kundrat is a member of the Board of the Dialog Group and to clarify that Dialog Group has not charged NuVim for its services. We have also noted that Peter DeCrescenzo, the member of NuVim’s board who was elected in January 2005, is the President and CEO of Dialog Group.

Comment No. 39:

          We note your halt in television advertising. Please clarify if you are currently advertising on CNN, TNT and TBS.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

          Response:

          In response to the Staff’s comment, the disclosure has been modified to clarify that advertising was reinstituted in the third quarter of 2004 but that NuVim temporarily suspended the national television ad campaign in January, pending receipt of the net proceeds of this offering.

Comment No. 40:

          Please disclose who monitors the “strict quality assurance program.” Since you do not manufacture your own products, please explain how you intend to ensure consistency in the event that you expand and must employ other manufacturers to produce your products.

          Response:

          The Company has expanded the disclosure under “Supply, Manufacturing and Order Processing” to describe the quality assurance safeguards.

Comment No. 41:

          If your relationships with Orefield Cold Storage and Sommer Maid Creamery are evidenced by documents, please file them as an exhibit.

          Response:

          Please be advised that neither Orefield Cold Storage nor Sommer Maid Creamery have contracts with the Company.

Comment No. 42:

          On page 41, we note your comparisons of your product and regular milk. Please clarify if you are implying that regular milk antibodies do not “react with bacteria in humans.” If so, please provide the source for this statement.

          Response:

           The disclosure in “Competition” has been revised to clarify that the Company is not making the implication that the Staff has drawn, but instead, is stating that the antibodies in the NuVim products that are secreted into the SMBI milk from the specially immunized cows react with bacteria that infect humans, and therefore, the Company believes, those antibodies provide health benefits to consumers that are not available in other products that contain milk-derived antibodies. Please see page 31.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 43:

          If applicable, please discuss any seasonal aspects of your business.

          Response:

          NuVim’s business is not materially impacted by seasonality. Accordingly, the Company has not modified the disclosure in this regard.

Management, page 44

Comment No. 44:

          Please revise to discuss the business activities of Mr. Kundrat between 1996 and 2000, Mr. Young between 1998 and 2000, and Mr. Sullivan between 1998 and 2000.

          Response:

          The respective biographical paragraphs for each of Messrs. Kundrat, Young and Sullivan have been revised to fill in the period of time between when they left Unilever/Lipton until they began working for NuVim in 2000.

Comment No. 45:

          Please revise to discuss the line of business for Dialog Group and Hot Spring Ventures.

          Response:

           The Company has revised the disclosure in accordance with the Staff’s comment by describing the nature of the businesses operated by Dialog Group and Hot Spring Ventures. However, please note that the description of the business operated by Dialog Group is now set forth in the newly-added biographical paragraph for Peter V. DeCrescenzo, rather than for Mr. Kundrat. As mentioned in response to Comment No. 38, Mr. DeCrescenzo is the Chief Executive Officer of Dialog Group, and therefore, the business description for Dialog Group is required in his biographical paragraph pursuant to Item 401(a)(4) of Regulation S-B. On the other hand, Mr. Kundrat is a member of the board of directors, and therefore, only the name of the public company for which he is a director is required in accordance with Item 401(a)(5) of Regulation S-B.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 46:

          Clarify the nature of the business of Spencer Trask and Spencer Trask Specialty Group, LLC.

          Response:

          By way of clarification, in Mr. Farley’s biographical paragraph (although not necessarily true in other sections of the registration statement) “Spencer Trask” refers to Spencer Trask Specialty Group, LLC. The Company has clarified this by short-titling Spencer Trask in the paragraph describing Mr. Farley’s background. The Company has complied with the Staff’s comment by explaining that Spencer Trask Specialty Group is a business principally engaged in the business of investing in securities.

Comment No. 47:

          It is not clear whether Messrs. Kundrat, Young and Sullivan are still associated with Unilever/Lipton.

          Response:

          In light of the Staff’s comment, the biographical paragraphs for each of Messrs. Kundrat, Young and Sullivan have been revised to clarify when each of them left Unilever/Lipton.

Comment No. 48:

          We note that directors hold office until the next annual meeting of stockholders. Please disclose when that meeting will take place. Please refer to Item 401(a)(3) of Regulation S-B.

          Response:

          In response to the Staff’s comment, the disclosure in Management has been revised to indicate that directors are elected annually to hold office for one year or until the next annual meeting of stockholders. The Company is required by state law and Nasdaq corporate governance rules to hold a regular meeting of stockholders annually to elect the board for the next year, and NuVim intends to comply with this requirement. However, the Company has not yet scheduled its first annual meeting after its offering.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

In light of the uncertainty as to when the meeting will be held, the Company respectfully requests the Staff waive its comment to specify the date of the meeting, if you find that the revised disclosure otherwise clarifies the term in office for the directors of the Company.

Executive Compensation, Page 47

Comment No. 49:

          We note that you intend to pay $250,000 out of your sale of New Jersey State tax benefits. Please clarify this on page 28 and 29 as it appears from your disclosure there that you intended to apply the full $300,000 received from the sale to accrued salaries.

          Response:

          The Company received proceeds from the tax benefit sale of $258,000 in December 2004, following the filing of the registration statement. Subsequent to the filing, management decided it was in the best interests of the Company to retain the entire $258,000 for general working capital purposes and to repay the accrued salaries out of the net proceeds of the offering. The disclosure has been updated appropriately.

Comment No. 50:

          We note your cross-reference to the Related Party Transaction section. In order to maintain the flow your disclosure, please disclose here the amount of shares that were issued to your management in lieu of cash compensation. Disclose the date the transaction took place. If the transaction has not taken please and is contingent on the effectiveness of this registration statement, please so state and reflect this throughout your prospectus.

          Response:

           The issuance of the shares to management in lieu of cash compensation was completed in November 2004, and the Company has clarified that issue throughout the prospectus. Please see pages 36 and 43. In addition, the specific numbers of shares issued to each of Messrs. Kundrat, Young and Sullivan have been added to Executive Compensation rather than merely referring by a cross-reference to that same information in Related Party Transactions.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 51:

          On page 28 you state the officers have agreed to accept shares in lieu of $623,500 of accrued salary. Please advise how your arrived at that number.

          Response:

          Please be advised that between February 2003 and July 2003, Messrs. Kundrat, Sullivan and Young, the Company’s executive officers, received one-half of their salary in shares of common stock (at $11 per share) and the other half of their salaries and Mr. Kundrat’s bonus were deferred. This point was inadvertently omitted in the original filing and has been corrected. Therefore, the $623,500 of accrued salary is correct and represents the aggregate amounts executive officers earned but for which they were not paid in stock during 2003. The disclosure in Item 26, Sales of Unregistered Securities, has also been amended to describe these issuances in 2003.

Comment No. 52:

          Based on your 2003 compensation, it appears that the allocated $460,000 will not be enough to cover your 2004 executive compensation. Please revise to clarify.

          Response:

          Please be advised that Use of Proceeds now includes an allocation of $508,500 for payment of accrued salaries owed to Messrs. Kundrat, Sullivan and Young. This amount includes 11 months of deferred salaries plus approximately $73,500 in payroll taxes that will be due in connection with those payments.

2004 Directors Stock Option Plan

Comment No. 53:

          Please clarify if the initial 10,000 option awarded are exercisable when vested. Also, please discuss how options are granted when an officer leaves in the middle of one of the first three years.

          Response:

          Initially, please note that subsequent to the filing of the registration statement, the board reconsidered certain provisions of the Directors’ Stock Option Plan. As formally adopted, it has been named the 2005 Directors’ Stock Option Plan and has been filed as Exhibit 10.7 to the registration statement with this Amendment.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

           In response to the Staff’s comment, the disclosure regarding grants under the plan, and in particular, the initial 10,000 option grant to each director, has been clarified to explain that the options become exercisable as they vest. Additionally, if a director leaves prior to the three year vesting period with respect to the initial option, he or she is eligible to exercise those options that have vested for a period of three months or twelve months after departure, depending on the reason for the departure. The annual option grants of 7,500 options are immediately vested and exercisable, but, as with the initial option grant, there is only a limited time after departure for a director to exercise any vested options. Please see page 38.

Historical Incentive Stock Plans

Comment No. 54:

          We note that your past plans based the exercise price of your options on the fair market value at the time the option was granted. Please explain how this was formulated considering there was no established public market for your securities.

          Response:

          Because there has been no public market for the Company’s securities, whenever the Company granted options in the past, the Board of Directors made a good faith determination of what it believed to be the value of the Company’s common stock at that time. Factors that they considered, included, among others, the price at which third parties were willing to purchase securities at or near the time of grant and the Company’s results of operations and balance sheet at or near the time of the grant. This concept has been added to the prospectus disclosure to explain how option exercise prices were determined in the past, as requested by the Staff’s comment. Please see page 37.

Related Party Transactions, page 52

Comment No. 55:

          We note the existence of minimum purchase requirements for 2005 and 2006. Please revise to disclose the amounts you have purchased to date for 2004 and previous years so that investors may have a better picture if you would be able to purchase the five and six metric tons required by the agreement.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

          Response:

           In response to the Staff’s request, the Company has expanded the disclosure regarding minimum purchase requirements under the Supply Agreement with SBMI to indicate that it purchased 2.4 and 1.4 metric tons in 2003 and 2004, respectively. The approximate amount used for those years (1.4 metric tons and 2.4 metric tons, respectively) is also now included. Please see page 41.

Comment No. 56:

          Please disclose the interest rate for the $285,896 that is still owed to SMBI under the Supply Agreement.

          Response:

          The Company has added the interest rate of 8% to the disclosure, as requested by the Staff and have updated the amount due through December 31, 2004.

Comment No. 57:

          Please disclose the percentage that will be shared by each party when “special product development or improvement projects” arise.

          Response:

          The Company’s disclosure has been expanded to disclose that SMBI and NuVim share equally any benefits derived from “special product development and improvement projects” under the Supply Agreement.

Comment No. 58:

          Please revise to explain how you arrived at the figure of 461,700 shares that will be used to cancel $5.9 million worth of debt owed to Spencer Trask.

          Response:

          The aggregate amount of 461,700 shares was agreed to by negotiation between the Company and Spencer Trask and does not necessarily have any relationship to the fair market value of the Company’s common stock. This concept has been added to the disclosure of the restructuring transaction.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 59:

          Considering salaries were accrued from August 2002 to 2003, your figures for the accrued salaries of your executive officers appear incorrect. Please revise or advise how you arrived at those numbers.

          Response:

          As discussed above in response to Comment No. 51, the executive officers accepted shares of common stock valued at $11.00 per share for one half of the salary owed to them for the period February 1, 2003 to July 31, 2003.

Comment No. 60:

          Please define the “maturity date” and “maturity event” that governs the repayment of your debt owed pursuant to the first and second amendments to the Services Agreement.

          Response:

           The Company had intentionally omitted the requested details from the prospectus because they are somewhat involved (because of possible alternative outcomes), and it seemed to impede the overall flow of the disclosure to go into the details. However, in response to the Staff’s comment, the Company has described the various maturity dates and maturity events under the First and Second Amended Services Agreement.

Comment No. 61:

          Clarify whether the $245,000 convertible note to be issued to Mr. Clark is in addition to the outstanding $175,000 or designed to replace it.

          Response:

           Please be advised that the convertible note issued to Mr. Clark is in replacement of $175,000 of accounts payable owed to him. The note is in the face amount of $175,000. However, in consideration for his forbearance on repayment, the Company agreed that in the event the convertible note does, in fact, get converted, which automatically will occur upon the consummation of this offering, he will get the benefit of the conversion of $245,000 worth of securities. The Company has attempted to better explain this concept in the prospectus, and has reconsidered its accounting treatment of the conversion feature. Please see page 42 and our response to comment 81.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 62:

          In the event the offering does not occur by March 15, 2005, please discuss if there is a termination date associated with the conversion of the convertible note.

          Response:

          There is no termination date with respect to the conversion of the convertible note. However, in the event the offering has not been consummated by March 31, 2005, the conversion rate will change as already set forth in the prospectus. However, in response to the Staff’s comment, the disclosure has been modified to clarify that there is no termination date on the conversion.

Comment No. 63:

          In the event you are unable to repay the $650,000 fee pursuant to the second amendment to the services agreement, it is unclear if you will still be required to pay the full amount in addition to adjusting the share calculation price downward to the lesser of $1 or 80% of the purchase price in subsequent offerings. Please revise to clarify.

          Response:

          The disclosure regarding the $650,000 warrant has been modified to make clear that the Company is not expected to pay Mr. Clark $650,000 in cash. The warrant is intended to be his payment for the services.

Principal Stockholders, page 58

Comment No. 64:

          It is not clear from the table or footnote (1) what person represents the beneficial owner of the shares owned of record by Spencer Trask. The natural person(s) with voting and dispositive authority must be disclosed.

          Response:

           Footnote (1) to the Principal Stockholders table has been expanded, not only to disclose that Kevin Kimberlin has voting and dispositive control over all of the shares owned by Spencer Trask, but also to more specifically indicate the record ownership allocation among Spencer Trask entities. Please see page 45.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 65:

          The same comment applies to the shares held by Stolle Milk Biologics.

          Response:

          The Company has complied with the Staff’s comment by disclosing that Patrick O’Brien, the Chief Executive Officer of SMBI, has voting and dispositive control over all of the shares owned by SMBI.

Comment No. 66:

          Those natural persons, as well as Dick Clark, may be promoters of this company and the offering. The disclosure requirements of Item 401(d) and 404(d) of Regulation S-B would apply.

          Response:

          The Company has analyzed the issue of whether Kevin Kimberlin, Patrick O’Brien and/or Dick Clark would be considered “promoters,” as that term is defined in Rule 404 of Regulation C.

           Please be advised that Patrick O’Brien joined SMBI and was appointed its Chief Executive Officer in March 2004. In his capacity as CEO, he does have voting and investment control over SMBI’s NuVim securities. However, he was not involved in any way with the formation of NuVim, which occurred in September 1999. Similarly, Dick Clark did not have any relationship with NuVim until February 2000, when he agreed to become their spokesperson and entered into a Services Agreement with them. Accordingly, the Company does not believe that either Mr. O’Brien or Mr. Clark are promoters, as defined in Rule 404 of Regulation C.

           Kevin Kimberlin, however, as a result of his position with Spencer Trask, which was instrumental in forming NuVim, may well be deemed to be promoter pursuant to Rule 404 of Regulation C. Accordingly, the Company has expanded the disclosure in the Management section of the prospectus to address the requirements of Item 401(d) of Regulation S-B. Please be advised that we have been advised by Mr. Kimberlin that he has been involved in no legal proceedings that require disclosure pursuant to Item 401(d) of Regulation S-B. With respect to Rule 404(d) of Regulation S-B, however, we respectfully point out that the disclosure required by that rule would not be required because NuVim was formed in September 1999 and the registration statement was filed more than five years later. That rule, by its own terms, is applicable only to “[i]ssuers organized within the past five years.” Accordingly, we believe that the Company has provided all of the information required to be made concerning promoters of the Company.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Shares Eligible for Future Sale, page 66

Comment No. 67:

          Please file the lockup agreements governing the resale of the shares by affiliates of the registration that are not part of this offering.

          Response:

           The form of lockup agreement has been filed as Exhibit 99 in response to the Staff’s comment. While the Company has obtained signed lockup agreements from all of its affiliates, we believe that filing the form of agreement rather than each individual signed agreement (all of which are identical) should satisfy the requirement of Form SB-2. Please advise if the Company must file each individual lockup agreement.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Underwriting, page 68

Comment No. 68:

          Section 9 of the underwriting agreement appears to allow less than all of the shares to be offered in the event of a default by an underwriter of more than 10%. The agreement gives the right, but not the obligation to terminate the agreement. It is therefore, in our judgment, not a firm commitment arrangement. Please revise the agreement.

          Response:

           The Company does not believe that the referenced language disqualifies the offering from constituting a “firm commitment” offering. The referenced language has been used in connection with several other firm commitment offerings recently completed by the Representative, including DayStar Technologies, Inc., SmartPros, Ltd. and Milestone Scientific, Inc. Additionally, NASD Regulation has received a copy of the Underwriting Agreement, but has not voiced objections to the referenced language. Accordingly, we respectfully request the Staff to reconsider this comment and waive it.

Comment No. 69:

          The Staff should be advised, in writing, prior to effectiveness, by the NASD that there are no objections to the underwriting compensation arrangements.

          Response:

          Holland & Knight, counsel to the underwriters, is working with NASD Regulation, Inc. to clear the underwriting terms and arrangements. They are aware of the requirement that the NASD must contact the Staff to confirm that the NASD has no objections to the underwriting compensation arrangements. Mr. Dang’s contact information will be provided to the NASD-R examiner for this purpose.

Financial Statements

Statements of Cash Flows, F-5

Comment No. 70:

          Please revise to present the provision for doubtful accounts, on a gross basis, as an adjustment in the reconciliation of net loss to cash flows used in operating activities.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

          Response:

          In response to the Staff’s comment, the statement of cash flows has been revised as requested.

Comment No. 71:

          We note that you presented the issuance of convertible debt in payment of accounts payable to a related party as a financing activity. This transaction appears to be a non-cash transaction and should be presented in your supplemental non-cash disclosures. Please refer to the guidance in paragraph (32) of SFAS No. 95, and revise accordingly:

          Response:

          In response to the Staff’s comment, the statement of cash flows has been revised as requested to present the issuance of notes payable in payment of accounts payable related party as a non-cash transaction in the supplemental non-cash disclosures.

Notes to the Financial Statements

General

Comment No. 72:

          Please ensure that the amounts disclosed in the notes to the financial statements cross-reference to the financial statements. For example, net loss for the nine-months ended September 30, 2003 is ($1,679,972) whereas Note 1 (B) indicates ($1,559,972). Please revise as necessary.

          Response:

          The Company has carefully cross-checked the information in the Notes to the Financial Statements to make certain that they have been updated to correspond to the same information set forth on the face of the Financial Statements.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Note 2 – Significant Account Policies:

     B.  Accounts Receivable, F-8

Comment No. 73:

          We read your disclosure that as accounts receivable outstanding are deemed uncollectible or subject to adjustment, these allowances are adjusted accordingly. Please tell us supplementally, and disclose, what you mean by subject to adjustment and how your accounting treatment for these adjustments complies with GAAP. In addition, please consider adding disclosure to clarify that your receivables are recorded at their net realizable value, and confirm to us that this is the case:

          Response:

          In response to the Staff’s comment, the disclosure was amended to clarify that accounts receivable are recorded at their net realizable value and to remove the terminology “subject to adjustment,” in accordance with GAAP. The Company provides for anticipated credits for discounts, allowances and promotional payments based historical trends and past history in accordance with EITF 01-09. Please see Note 2 B.

     C.  Inventories

Comment No. 74:

          Please disclose your policy for determining your inventory reserves for excess and obsolete inventory.

          Response:

          In response to the Staff’s comment, Note 2 C. has been revised to disclose the Company’s policy for determining inventory reserves for excess and obsolete inventory.

     E.  Revenue Recognition

Comment No. 75:

          You state that revenue is recognized at the time products are shipped and risk of ownership has passed. Please clarify this statement to us and specify when the revenue recognition occurs (i.e., when your product is placed with Sommer Maid Creamery (shipping point) or when it is delivered to the end customer or supermarket (destination point). Please tell us supplementally, and clarify in your disclosure, to indicate how your revenue recognition policy complies with the guidance of SAB 104.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

          Response:

          Revenue is recognized by the Company when the product is delivered to, and accepted by the end user from the Sommer Maid Creamery. At this point, persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed and determinable and collectibility is reasonably assured. The Company records a provision for returns for product that is not sold by its expiration date based on historical experience with each customer. Sommer Maid Creamery provides storage at a public warehouse, and shipping services to the Company for a fee. Risk of loss on inventory is the Company’s responsibility while at the public warehouse. The Company has revised Note 2 E. to clarify its disclosure.

     I.  Stock-Based Employee Compensation, F-9

Comment No. 76:

          Please expand your disclosure for options and warrants issued to non-employees, to provide the period over which the expense is recognized, and the valuation model and assumptions utilized in the process for estimating the fair value.

          Response:

          In response to the Staff’s comment, the Company has expanded the disclosure pertaining to options and warrants to non-employees to explain that NuVim uses the Black-Scholes valuation model, to set forth the underlying assumptions and to clarify that the value of the warrant is recognized over the period in which the economic benefit of the instrument is received. See Notes 2 I., 10 F. and 10 G.

Note 10—Stockholders’ Deficit

General

Comment No. 77:

          In order for us to fully understand the equity fair market valuations reflected in your financial statements, please provide an itemized chronological schedule covering all equity instruments issued since December 1, 2003 through the date of your response. Please provide the following information separately for each equity issuance:

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

•	The date of the transaction;
•	The number of shares/options issued/grants;
•	The exercise price or per share amount paid;
•	Any restriction or vesting terms;
•	Management’s fair value per share estimate and how the estimate was made (in this regard, please elaborate how you considered each factor that you cited here);
•	An explanation of how the fair value of the convertible preferred stock and common stock relate, given the one for one conversion ration;
•	The identity of the recipient and if the recipient was a related party;
•	The nature and terms of any concurrent transactions; and
•	The amount of any recorded compensation or interest expense element.

          Response:  Please see Exhibit A attached to this letter.

Comment No. 78:

          Progressively bridge management’s fair value per share determinations to the current estimated IPO price per share. Please reconcile and explain the differences between the mid-point of your estimated offering price range and the fair values included in your analysis. Identify all material positive and negative events occurring during the period which could reasonably contribute to variances in fair value. Also, indicate when discussions were initiated with your underwriter(s).

          Response:

           The narrative below discusses chronologically the basis used by management to assess fair value for the purposes of issuing equity and convertible securities from November 2002 to the proposed offering date.

           During the period November 2002 to January 2003, the Company issued 3,623,000 shares of Series C preferred stock at $0.20, per share in a private offering. Each 55 shares of preferred stock is convertible into one share of common stock, on a post reverse split basis, resulting in an effective price per common equivalent of $11.00. This represented a decrease from the $55.00 fair value per common equivalent share of stock of the Series A preferred stock offering in November 2000. The Company believes this was reflective of the general decline in market values of early stage companies at that time.

           The Company  used the price per common equivalent derived from the Series C preferred stock as a basis for estimating the fair value of a share of common stock for the purpose of issuing convertible debt and equity-based compensation during 2003.

           In February 2004, the Company entered into negotiations with Paulson Investment Company, Inc. for a public offering of its common stock which were finalized and memorialized in the May 10, 2004 letter of intent. This negotiation resulted in an estimate of company value of approximately $6 million, with no debt. The Company then began negotiations with its lenders to restructure and convert approximately $6.9 million of outstanding debt to common stock, to allow for the public offering of the Company’s stock, in accordance with the letter of intent. As described in the prospectus,  the Company has implemented a plan to restructure the capital structure to approximately 1.1 million outstanding shares of stock (including conversion of all outstanding shares of Series A and Series C Preferred Stock plus the debt restructuring) with an estimated value of approximately $6 per share immediately prior to the offering. Approximately $5.9 million of the debt restructure will be implemented concurrently with the offering. As discussed, the number of shares exchanged for outstanding indebtedness was based on negotiations with the various lending groups and does not necessarily bear any relation to the fair value of a share of common stock. Approximately $5.9 million outstanding on our bank loan and convertible notes will be paid on behalf of the Company by, or forgiven by entities affiliated with, Spencer Trask in exchange for 461,700 shares of common stock, representing a value of debt exchanged of approximately $12.78 per share.

           As discussed further in the Management’s Discussion and Analysis section of the prospectus, the Company has experienced declining revenues since advertising, sampling and marketing activities were cut back or eliminated in the second half of 2002 due to a lack of funding. This factor contributed to the decline in company value reflected in the decrease from a $11.00 to a $6.00 per share valuation.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

           In July 2004, after receipt of the Paulson letter of intent, the Company entered into negotiations for a bridge loan facility and amended services agreement with its spokesperson, Dick Clark. The Company issued warrants and convertible notes that are exercisable or convertible, as the case may be, at the IPO price, estimated at $6.00 per share, if the offering is consummated by March 31, 2005.The conversion price adjusts to $1.00 per share if the offering is not completed by that date.

           In November 2004, the Company issued shares of common stock to three executive officers in satisfaction of accrued salary and bonuses, notes payable and interest owed to them. The number of shares issued was based on negotiations with each of the executives. However, if the value of notes payable, accrued interest and salary exchanged is divided by the number of shares issued, a value ranging from $4.04 to $5.49 per share is derived. The Company believes that this value approximates the assumed $6.00 fair value of the underlying stock, particularly considering the risk associated with accepting the stock before the restructuring and IPO are consummated and considering further, that they received restricted stock, which is subject to a one-year lock-up agreement with the managing underwriter, and is in lieu of cash compensation they had deferred for more than a year and cash repayment of loans they had made in 2002 at the same time as other stockholders who will be repaid their principal and accrued interest following this offering.

           In November 2004, the Company agreed to issue 6,000 shares of stock to vendors in payment of $36,000 of accounts payable, at the assumed offering price of $6.00 per share.

           In conclusion, the Company believes that the mid point of $6.00 per share of common stock is validated based on negotiations with our underwriter and acceptance of that valuation by investors in our common and preferred stock, holders of convertible debt and participants in our bridge facility.

     F.  Warrants, F-18

Comment No. 79:

          Please provide a description of the method and significant assumptions used to determine the fair value of the warrants issued. Please refer to the guidance in paragraph (47)(d) of SFAS No. 123.

          Response:

          Please be advised that the Company values warrants at the fair value of services received or the securities issued, whichever is more readily determinable. The warrant note 10 F. has been cross-referenced to the critical assumptions in the note 10 G describing critical assumptions used in valuing warrants.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Note 13 – Commitments:

     A.  Royalty, License and Supply Agreement – Related Party, F-22

Comment No. 80:

          Please tell us supplementally the facts and circumstances surrounding your 2001 accounting treatment for the impairment of prepaid royalties. Please help us understand how your current accounting treatment as an increase to APIC and an offset to outstanding payables ($100,000 and $72,912 for the year ended December 31, 2003 and the nine-months ended September 30, 2004, respectively) to SMBI is appropriate.

          Response:

           In 2000, a prepayment of $500,000 was made to SMBI to be applied to one half of the royalties earned on the license agreement. In 2001, the Company determined that, based on expected sales levels, that the full value of the prepayment would not be realized. Therefore, the Company recorded an impairment of the prepaid royalties of $100,000. In 2003, the Company reached an agreement with SMBI to apply the entire unearned portion of the prepaid royalty against all royalties and accounts payable related to the supply agreement to SMBI. Accordingly, the Company revalued the prepaid amount to its full value and applied the remaining balance to accounts payable due to SMBI. The amount was recorded as additional paid in capital in accordance with APB 26, paragraph 20, footnote 1.

          Further, in 2003, the Company negotiated with a Palmer Advertising, a vendor and holder of the Company’s preferred stock, to forgive a portion of accounts payable owed to them. The Company recorded the forgiveness of indebtedness as additional paid in capital in accordance with APB 26, paragraph 20, footnote 1.

Note 15 – Subsequent Events

     C.  Services Agreement, F-26

Comment No. 81:

          We read your disclosure regarding the second amendment to the service agreement and the related common stock and warrants issued to Mr. Clark. Please tell us supplementally how you arrived at the conclusion that the common stock and the value of the warrants should be recorded as deferred stock compensation and cite the specific authoritative literature you used to support your accounting treatment. In your response please address the guidance in Issue 1 of EITF 96-18.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

          Response:

           Please be advised that the Company originally measured the value of the above-mentioned common stock and warrants on the date of issuance based on the assumption that a performance commitment had been made by Mr. Clark at that date. For purposes of recording this transaction, the Company originally determined that it was appropriate to follow the principles of Paragraph 14 of APB Number 25 by recording a contra equity account for the value of deferred compensation.

           After reconsidering the criteria for a performance commitment discussed in EITF 96-18, Issue 1, the Company has now reached the conclusion that a performance commitment has not been made in accordance with this authoritative literature. The common stock underlying the warrants, and issued in connection with the Second Amendment to the Services Agreement (see Exhibit 10.22) are subject to 100% forfeiture by Mr. Clark until such time as he completes his performance under the Services Agreement. There is no further penalty, or “sufficiently large disincentive for non performance” to Mr. Clark as described in examples 1 to 3 of EITF 96-18. Therefore, the value of the equity securities issued in connection with the Services Agreement are more properly valued at January 30, 2006, which is the date at which performance is complete under the agreement.

           Additionally, please be advised that after reviewing the accounting treatment for the convertible note – related party (see Exhibit 10.17 and Note 15C of the notes to financial statements) issued to Mr. Clark for past services in the face amount of $175,000, and convertible into $245,000 of common stock, the Company concluded that the convertible note is more appropriately accounted for under the guidance of EITF 98-5 “Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios”. The note is convertible into an amount of unregistered units identical to the units offered in the IPO, if the offering is consummated, or common stock, with a value that exceeds the face value of the note by $70,000. However, the conversion price and resulting number of shares is contingent on the outcome of a number of events, including the consummation of the offering by a specified date, potential merger activity and the restructuring of the Company’s capital structure. Originally the Company had recorded the note at its maximum settlement value of $245,000, recording the $70,000 difference between the face value and conversion value of the note as interest expense. However, after reviewing ETIF 98-5, the Company feels that the conversion terms change based on a future event and are more appropriately accounted for in accordance with paragraph 13(b) of EITF 98-5, which states that  “any contingent beneficial conversion feature should be measured at the commitment date, but not recognized in earnings until the contingency is resolved.” Therefore, the Company has reversed a $70,000 interest expense charge to the Statement of Operations to properly reflect the convertible note – related party to the stated amount of $175,000.

           The changes described above are reflected in the amended registration statement and prospectus.

Comment No. 82:

          We noted your disclosure that the fair value of the 10-year warrant issued to Mr. Clark, which entitles him to acquire up to 9.9% of the total fully-diluted issued and outstanding common stock of the Company following the consummation of this offering, has not been recorded. Please tell us supplementally why the warrant was not valued and cite the specific authoritative literature you used to support your accounting treatment. In your supplemental response, please provide a narrative discussion addressing the applicability of EITF 00-19.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

          Response:

           The warrant to acquire up to 9.9% (the “9.9% Warrant”) of the total fully-diluted issued and outstanding stock of the Company allows the holder, in the event that the proposed offering is consummated, to acquire an additional number of shares of Common Stock, at the initial public offering price, to bring his total holdings to 9.9%, after deducting shares acquired through the Second Amended Services Agreement (30,000 shares), the Warrant to purchase $650,000 of Common Stock issued in connection therewith, the $175,000 convertible note (the terms of which are described in response to Comment No. 81 (the “Convertible Note”) and any other securities currently owned by Mr. Clark.

           The 9.9 % warrant includes certain conditions necessary to determine its period of exercise and number of shares issuable under the warrant. The Company has concluded in its response to Comment 81 that a commitment date has not yet been reached for the $650,000 warrant and 30,000 shares of common stock that need to be considered when calculating the shares to be issued under the warrant. Please see the response to Comment No. 81.

           The warrant provides for a net share settlement of the warrant obligation, but no net cash settlement feature. Therefore, a review of the warrant on a stand-alone basis would indicate it should be recorded as a component of stockholders equity in accordance with EITF 00-19. However, the Company believes that since the number of shares issued in connection with the warrant is dependent on the outcome of certain contingent events including: (i) the number of shares issued under the $650,000 warrant; (ii) ultimate outcome regarding the 30,000 forfeitable shares issued under the Services Agreement, as amended; (iii) the number of units or shares, as the case may be, issuable upon conversion of the Convertible Note; and (iii) the consummation of, price and number of shares issued in an initial public offering of the Company’s Common Stock, that final outcome cannot be reliably determined at this time. Since the Company concluded that this $650,000 warrant and 30,000 shares have not yet been earned under the principles of EITF 96-18, they feel it is reasonable to conclude that the number of shares to be acquired under the 9.9% warrant is not determinable, and accordingly, the economic substance is that the value of the warrant is contingent and not yet determinable. Accordingly, the Company believes that EITF 00-19 does not apply.

           Please also be advised that the warrant is contingent upon the completion of an IPO. Therefore, using an analogy of the principles of paragraph 13 of EITF 98-5 as it relates to beneficial conversion features, the Company believes that no charge to earnings should take place on a beneficial conversion feature until the contingency has been resolved if the exercise of a debt conversion is based solely on the contingency.  Since this warrant was issued in connection with a bridge financing arrangement, the characteristics of the warrant are similar to that of a beneficial conversion feature on convertible debt, and the Company feels no value is currently determinable.

Part II

Sales of Unregistered Securities

Comment No. 83:

          Please revise your disclosure of the transaction in which you assert took place with “accredited investors” to identify the persons or group of persons that received your securities. Please refer to Item 701(b) of Regulation S-B.

          Response:

          The Company has revised the disclosure in Sales of Unregistered Securities to set forth the names of the persons acquiring the securities or the class of investors, as required by Item 701(b) of Regulation S-B.

Exhibits

Comment No. 84:

          We note that a number of exhibits, including the opinion and consent of consent, remain to be filed by amendment.

          Response:

          The Company has filed a number of the previously-omitted exhibits with this Amendment. With respect to Exhibit 5.1 (the opinion of counsel and consent (Exhibit 23.1 contained therein) specifically, the intention was to file that exhibit with a later amendment to the registration statement, close to the date of effectiveness. Please be assured that we are aware that this opinion and consent must be filed prior to effectiveness and that will occur. If the proposed timing is not acceptable to the Staff, please advise and we will file the opinion earlier, making any changes needed in amended exhibit filings.

Division of Corporation Finance
Securities and Exchange Commission
February 3, 2005

Comment No. 85:

          Exhibit 10.17 is for a convertible note for $175,000 with conversion rights pertaining to an IPO on or before January 1, 2005. Please clarify if this is the note being disclosed in this financial statement footnote or if it is an additional note to Mr. Richard Clark. Please revise as necessary.

          Response:

          The $175,000 convertible note is the same note discussed in the notes to the financial statements. The January 1, 2005 deadline was extended to March 31, 2005 by letter agreement from Mr. Clark to the Company dated November 3, 2004. That letter agreement has been filed as Exhibit 10.14.1 with this Amendment.

           The Company respectfully acknowledges the Staff’s comments and appreciates the assistance you are providing.

          Further comments or requests for information should be directed to the undersigned or to John Murphy in this office. You can reach either of us at (650) 323-6400.

Very truly yours,

/s/ DEBBIE WEINER

Debra K. Weiner

/dkw:NVM1L:203
Enclosures

cc:	Duc Dang, Esq. (Division of Corporation Finance)
Angela Halac (Division of Corporation Finance)
Mark von Bergen, Esq. (Holland & Knight)
David Wang, Esq. (Holland & Knight)
Michael Schreck (WithumSmith+Brown)
Richard P. Kundrat (NuVim, Inc.)
Michael Vesey (NuVim, Inc.)
Lorraine Maxfield (Paulson Investment Company, Inc.)

Exhibit A

Nuvim Inc.
Equity or Convertible Securities Issued
January 2003 to December 2004

Date	Securities Issued	Issued to	Related Party?	Actual Shares		Common Equivalents

Jan-03	Series C Preferred stock	Various	no	100,000		1,820
March-Sept 2003	Common Stock	directors, officers, employees and consultants	yes	21,073		21,073
August-September 2003	Senior convertible promissory notes	Spencer Trask Specialty Group	yes	2,400,000		43,638
Aug-03	Warrants to purchase Series C Preferred Stock	Spencer Trask Specialty Group	yes	2,500,000		45,455
Jul-04	$650,000 Common Stock warrant issued in connection with services agreement	Dick Clark	yes		(3)
		Stanley Moger	yes
Jul-04	9.9% Common Stock warrant issued in connection with service agreement	Dick Clark	yes
		Stanley Moger	yes
Jul-04	Common Stock issued in connection with service agreement	Dick Clark	yes
		Stanley Moger	yes
30-Nov-04	Common stock issued in satisfaction of subordinated convertible notes payable and accrued salaries	Rick Kundrat	yes	111,500
		Paul Young	yes	55,750
		John Sullivan	yes	55,750
31-Dec-04	Common stock issued to Vendors in settlemnt of accounts payable
		Santa Fe Productions	yes	1,667		1,667
		Dominick Debellis	yes	2,667		2,667
		REAL Advertising	no	1,667		1,667
				6,001		6,001

Date	Exercise price/price per common share (1)		Restrictions or Vesting		Other Notes		Interest Expense or Compensation	Assumed Fair Market value per Common Equivalent Share

Jan-03	$11.00			(2)		(6)	$—	$11.00
March-Sept 2003	$11.00			(2)			$231,646	$11.00
August-September 2003								$11.00
Aug-03	$11.00							$11.00
Jul-04		(3)		(4)			$225,896	$6.00	(3)
				(4)				$6.00	(3)
Jul-04		(5)		(4)				$6.00	(3)
				(4)
Jul-04	$6.00			(4)			$180,000	$6.00	(7)
				(4)
30-Nov-04	4.04		No					4.04	(8)
	4.29		No					4.29	(8)
	5.49		No					5.49	(8)
31-Dec-04
	$6.00							$6.00	(7),(8)
	$6.00							$6.00	(7),(8)
	$6.00							$6.00	(7),(8)

(1)	All per share amounts reflect the 1-for-55 reverse stock split.
(2)	Holders have entered into a lock-up agreement for one year after the date of the IPO.
(3)	Excersizable at the offering price, assumed to be $6.00 per share.
(4)	Shares are subject to forfeiture if the Company ceases operations, Clark no longer provides services, or obligations are not met under the agreement.
(5)	Warrant is issued to purchase $650,000 of stock at a variable price per share, subject to future events:
a- $1.00 per share if the IPO is not consumated by March 1, 2005;
b-the IPO price if the IPO is consumated by March 1, 2005; or
c- 80% of the sales price per share if the Company is sold.
(6)	Each 55 shares of preferred stock converts into one share of common stock after taking into account the reverse stock split. Therefore, the effective price per common equivalent is $11.00.
(7)	Issued at the assumed IPO price of $6.00 per share.
(8)	Number of shares issued was based on negotiation, value per share is derived by dividing debt, accrued interest annd salary exchanged by shares issued.